Average Annual Total Returns		12 Months Ended			50 Months Ended	52 Months Ended	60 Months Ended		88 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024 [3]	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024	Dec. 31, 2024
Catalyst Systematic Alpha Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%				14.53%					13.10%
Catalyst Systematic Alpha Fund | BNP Paribas Catalyst Systematic Alpha Index III (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.51%				20.14%					19.30%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(9.81%)				9.07%					4.86%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(13.52%)				5.66%					3.12%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(5.75%)				5.49%					3.00%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(5.01%)				9.54%					4.67%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(4.08%)				10.62%					5.70%
Catalyst Systematic High Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%				14.53%					13.10%
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(3.25%)				3.61%					(0.23%)
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.35%)				3.24%					(0.73%)
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.93%)				2.64%					(0.29%)
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.82%				4.07%					(0.39%)
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.95%				5.12%					0.62%
Catalyst Buffered Shield Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%				14.53%		14.60%		13.24%
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.90%				3.88%				4.97%
Performance Inception Date			Apr. 14, 2015
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.45%				4.33%		5.30%
Performance Inception Date			Sep. 05, 2017
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.58%				5.36%				5.88%
Performance Inception Date			Apr. 14, 2015
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.27%				3.36%				3.53%
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.05%				3.27%				3.48%
Catalyst/Millburn Hedge Strategy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		16.89%		14.53%			14.40%		13.10%	[3]
Catalyst/Millburn Hedge Strategy Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.28%		2.82%		2.48%			1.97%		1.77%	[3]
Catalyst/Millburn Hedge Strategy Fund | Credit Suisse Managed Futures Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.87%		7.78%		5.59%			2.83%		2.44%	[3]
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.67%				5.63%			7.61%
Performance Inception Date			Dec. 28, 2015
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.34%				6.08%			7.51%
Performance Inception Date			Dec. 28, 2015
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.36%		11.28%
Performance Inception Date			Oct. 30, 2020
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.51%				7.15%					7.97%	[3]
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.33%	[4]			5.87%	[4]				6.80%	[3]
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.00%	[4]			5.07%	[4]				5.92%	[3]
Catalyst Nasdaq-100 Hedged Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%				14.53%					13.10%
Catalyst Nasdaq-100 Hedged Equity Fund | NASDAQ - 100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.88%				20.18%					18.53%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.98%				3.37%					3.04%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.98%				3.16%					2.05%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.95%				2.53%					1.86%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.62%				3.80%					2.84%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.76%				4.87%					3.89%
Catalyst/Aspect Enhanced Multi-Asset Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.45%	25.02%
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent		5.36%	5.40%
Performance Inception Date			Dec. 28, 2023
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.60%	0.61%
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.65%	4.07%
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent		10.84%	10.94%
Performance Inception Date			Dec. 28, 2023
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent		11.97%	12.08%
Performance Inception Date			Dec. 28, 2023
Catalyst/Welton Advantage Multi-Strategy Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst Systematic Alpha Fund Class A | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent						14.45%
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent	[5]		13.79%			13.29%
Performance Inception Date			Sep. 01, 2020
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.57%			14.16%
Performance Inception Date			Sep. 01, 2020
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.06%			15.14%
Performance Inception Date			Sep. 01, 2020
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.48%			15.02%
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.47%			12.07%

[1]	The S&P 500 Index is the total return index. This index differs from the “S&P 500” price index by including the contribution of dividends to total return.
[2]	The BNP Paribas Catalyst Systematic Alpha Index III (the “Benchmark”) was established on November 3, 2024. The index provider has produced historical returns for the Benchmark for periods prior to November 3, 2024 by applying the Benchmark methodology and protocols to historical market data. While believed to be reliable, performance data prior to November 3, 2024 should be considered hypothetical and, consequently, less pertinent for investors when evaluating the Fund’s performance.
[3]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[4]	After Tax Returns for Class I shares are for the period beginning December 29, 2015. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for the Predecessor Fund. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability partnership, did not qualify as a regulated investment company for federal income tax purposes, and it did not pay dividends and distributions. After tax returns shown are a blend of after tax returns from December 29, 2015 and returns before taxes for preceding periods.
[5]	Includes the effect of the maximum sales load.